Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement
Revenue	£ 11,030	£ 11,233	£ 11,302
Cost of sales	(3,950)	(4,409)	(4,555)
Gross profit	7,080	6,824	6,747
Selling, general and administration	(4,364)	(4,452)	(4,413)
Research and development	(316)	(298)	(311)
Other operating income/(expense)	12	132	(27)
Operating profit	2,412	2,206	1,996
Finance income	78	82	34
Finance expense	(340)	(384)	(402)
Net finance costs	(262)	(302)	(368)
Net monetary gain arising from hyperinflationary economies	2	6
Profit before tax	2,152	1,910	1,628
Income tax	(472)	(435)	(517)
Profit after tax for the period	1,680	1,475	1,111
Profit attributable to shareholders of the Group	1,667	1,442	1,049
Profit attributable to non-controlling interests	£ 13	£ 33	£ 62
Basic earnings per share (pence)	£ 0.186	£ 0.158	£ 0.114
Diluted earnings per share (pence)	£ 0.185	£ 0.157	£ 0.113